Investments - Summary of Financial Assets, Excluding Derivatives, by Measurement Category (Detail) - Financial Assets Excluding Derivatives Measurement Category [Member] - EUR (€) € in Millions	Jun. 30, 2026	Dec. 31, 2025
Investments where Aegon bears the risk [member]
Disclosure of financial assets [line items]
FVOCI (With recycling)	€ 52,531	€ 49,747
FVOCI (no recycling)	10	10
Amortized cost	9,522	9,719
Financial assets measured at FVPL – designated	659	2,066
Financial assets measured at FVPL – mandatory	6,884	7,306
Total	69,606	68,848
Fair value	68,742	68,078
Investments where policyholders bears the risk [member]
Disclosure of financial assets [line items]
Total	97,527	215,814
Shares [member] | Investments where Aegon bears the risk [member]
Disclosure of financial assets [line items]
FVOCI (no recycling)	10	10
Financial assets measured at FVPL – mandatory	247	263
Total	257	273
Fair value	257	273
Shares [member] | Investments where policyholders bears the risk [member]
Disclosure of financial assets [line items]
Total	25	15,321
Debt securities [member] | Investments where Aegon bears the risk [member]
Disclosure of financial assets [line items]
FVOCI (With recycling)	50,293	47,411
Amortized cost	36	36
Financial assets measured at FVPL – designated	554	1,123
Financial assets measured at FVPL – mandatory	1,604	1,315
Total	52,486	49,884
Fair value	52,486	49,884
Debt securities [member] | Investments where policyholders bears the risk [member]
Disclosure of financial assets [line items]
Total	6	6,318
Money market and other short-term investments [member] | Investments where Aegon bears the risk [member]
Disclosure of financial assets [line items]
FVOCI (With recycling)	2,209	2,308
Financial assets measured at FVPL – designated	21	146
Financial assets measured at FVPL – mandatory	1,068	1,722
Total	3,299	4,176
Fair value	3,299	4,176
Money market and other short-term investments [member] | Investments where policyholders bears the risk [member]
Disclosure of financial assets [line items]
Total		1,788
Deposits with financial institutions [member] | Investments where Aegon bears the risk [member]
Disclosure of financial assets [line items]
Amortized cost	11	11
Total	11	11
Fair value	11	11
Deposits with financial institutions [member] | Investments where policyholders bears the risk [member]
Disclosure of financial assets [line items]
Total	2	1,716
Unconsolidated Investment Funds [member] | Investments where policyholders bears the risk [member]
Disclosure of financial assets [line items]
Total	97,495	190,671
Loans [member] | Investments where Aegon bears the risk [member]
Disclosure of financial assets [line items]
Amortized cost	9,475	9,672
Financial assets measured at FVPL – designated	84	82
Total	9,558	9,754
Fair value	8,694	8,985
Other [member] | Investments where Aegon bears the risk [member]
Disclosure of financial assets [line items]
FVOCI (With recycling)	29	28
Financial assets measured at FVPL – designated	1	716
Financial assets measured at FVPL – mandatory	3,966	4,005
Total	3,996	4,749
Fair value	€ 3,996	€ 4,749